Operating Segments - Summary of Revenue Attributed to Geographical Locations (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Mar. 31, 2022	Mar. 31, 2021
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenue	$ 12,208,908	$ 14,667,929	$ 40,467,978	$ 37,265,069	$ 48,797,124	$ 35,400,319
Canada
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenue	1,347,700	4,560,116	7,074,759	8,920,392	12,447,125	13,433,549
United States
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenue	10,597,392	9,831,143	32,626,483	27,643,347	35,330,138	20,857,092
Other Countries
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenue	$ 263,816	$ 276,670	$ 766,736	$ 701,330	$ 1,019,861	$ 1,109,678